Interest-bearing Financial Liabilities - Summary of Long-term Debt (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 176,276		₱ 172,611		$ 25
Long-term debt maturing within one year (Notes 9 and 27)	20,441		14,957
Noncurrent portion of long-term debt (Note 27)	155,835		157,654
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	23,352	$ 444	35,032	$ 701
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 152,924		137,579
Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	8.3500% in 2017
Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 8,830		8,910
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	1.4100% in 2018 and 1.4100% to 1.9000% and US$LIBOR + 0.3000% in 2017
Total long-term debt (Notes 27 and 28)	₱ 103	2	547	11
Term Loans | GSM Network Expansion Facilities [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	US$LIBOR + 1.1125% in 2017
Term Loans | Others [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	2.8850% and US$ LIBOR + 0.7900% to 1.6000% in 2018 and 2017
Total long-term debt (Notes 27 and 28)	₱ 23,249	$ 442	34,485	$ 690
Term Loans | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Notes 27 and 28)	₱ 20,828		11,945
Term Loans | Unsecured Term Loans [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	3.9000% to 6.7339%; PDST- R2/(1) PHP BVAL + 0.5000% to 1.0000% in 2018 and 3.9000% to 6.4044%; BSP overnight rate and PDST-R2 + 1.0000% in 2017
Total long-term debt (Notes 27 and 28)	₱ 122,470		106,982
Philippine Peso Debts [Member] | Fixed Rate Corporate Notes [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.3938% to 5.9058% in 2018 and 5.3300% to 6.2600% in 2017
Total long-term debt (Notes 27 and 28)	₱ 15,511		15,675
Philippine Peso Debts [Member] | Fixed Rate Retail Bonds [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest Rates, description	5.2250% to 5.2813% in 2018 and 2017
Total long-term debt (Notes 27 and 28)	₱ 14,943		₱ 14,922